Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Allowance for doubtful accounts (in Dollars)	$ 74,000	$ 74,000	$ 67,000	$ 103,000
Common stock, par value (in Dollars per share)	$ 1	$ 1	$ 1
Common stock, shares authorized	4,000,000	4,000,000	4,000,000		173,305
Common stock, shares issued	1,723,888	1,723,888	1,723,888
Common stock, shares outstanding	1,482,680	1,482,680	1,482,680
Less common stock held in treasury, shares	241,208	241,208	241,208